Recovery of Erroneously Awarded Compensation - Restatement Determination Date [Axis]: 2023-11-30	12 Months Ended
Mar. 31, 2026
Erroneously Awarded Compensation Recovery [Table]
Restatement Determination Date	Nov. 30, 2023
Forgone Recovery, Individual Name	Dodd-Frank
Restatement Does Not Require Recovery [Text Block]	We adopted a Dodd-Frank Clawback Policy on November 30, 2023 (the “Clawback Policy”), a copy of which is filed with the SEC as an exhibit to our Annual Report, that complies with the new SEC rules under the Dodd-Frank Act and related Nasdaq listing requirements. The Clawback Policy provides that, in the event we are required to prepare an accounting restatement due to material noncompliance with any financial reporting requirement under federal securities laws, erroneously awarded incentive-based compensation received by current and former executive officers during the three completed fiscal years immediately preceding the date that we are required to prepare such accounting restatement are subject to recovery by us. Recovery will be required on a “no fault” basis, without regard to whether any misconduct occurred and without regard to whether an executive officer was responsible for the erroneous financial statements. Our right of recovery under the Clawback Policy is in addition to any other remedies or rights of recovery that may be available to us under applicable law or pursuant to our other policies or agreements.